Deferred Policy Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013
Deferred Policy Acquisition Costs [Abstract]
Business Acquisition, Purchase Price Allocation, Current Assets, Deferred Policy Acquisition Costs		$ 0		$ 0			$ 685
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs, Net	4,661	2,781	4,661	2,781	3,764	3,020
Deferred Policy Acquisition Costs, Additions			4,161	2,529	7,215	6,510
Deferred Policy Acquisition Cost, Amortization Expense	2,227	1,395	4,497	2,768	6,471	7,294
Deferred Policy Acquisition Costs, Net			$ 3,764	$ 3,020	$ 3,020	$ 3,804